INTEREST RATE SWAPS - Gross amounts of assets - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Derivative Assets, Gross Amounts of Recognized Assets	$ 0	$ 6,129,921
Derivative Assets, Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Derivative Assets, Net Amounts of Assets Presented in the Consolidated Balance Sheets	0	6,129,921
Derivative Assets, Gross Amounts not Offset in the Consolidated Balance Sheets, Financial Instruments	0	0
Derivative Assets, Gross Amounts not Offset in the Consolidated Balance Sheets, Cash Collateral Received	0	0
Derivative Assets, Net Amounts	$ 0	$ 6,129,921